UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22749

Resource Real Estate Diversified Income Fund

(Exact name of registrant as specified in charter)

2005 Market Street, Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Shelle Weisbaum, Resource Real Estate, Inc.

2005 Market Street, Philadelphia, PA 19103

              (Name and address of agent for service)

Registrant's telephone number, including area code:

215-231-7050

Date of fiscal year end:

2/28

Date of reporting period: 08/31/14

Item 1.  Reports to Stockholders.

Semi-Annual Report
August 31, 2014

Investor Information: 1-855-747-9559

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Resource Real Estate Diversified Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Resource Real Estate Diversified Income Fund
PORTFOLIO REVIEW (Unaudited)
August 31, 2014

The Fund’s performance figures for the periods ending August 31, 2014, compared to its benchmark:

			Since	Since
	Six Months	One Year	Inception*	Inception**
Resource Real Estate Diversified Income Fund:
Class A Shares
Without Load	8.53%	16.90%	7.18%	N/A
With Load +	2.34%	10.18%	2.95%	N/A
Class C Shares
Without Load	N/A	N/A	N/A	1.89%
With Load ++	N/A	N/A	N/A	0.39%
Class I Shares	N/A	N/A	N/A	1.99%
WHPSR Index	9.64%	15.58%	5.38%	1.91%

*	Inception date is March 12, 2013 for Class A shares.

**	Inception date is August 1, 2014 for Class C and Class I shares.

+	Adjusted for initial maximum sales charge of 6.50%.

++	Adjusted for initial maximum sales charge of 1.50%

The Wells Fargo® Hybrid and Preferred Securities REIT (“WHPSR”) Index is designed to track the performance of preferred securities issued in the US market by real estate investment trusts. The index is composed exclusively of preferred shares and depositary shares (collectively, the “Preferred Securities”).

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expense, including underlying funds, before fee waivers is 24.80% for Class A, 25.55% for Class C and 24.55% for Class I shares per the Fund’s July 1, 2014 prospectus. After fee waivers, the Fund’s total annual operating expense is 2.33% for Class A, 3.08% for Class C, and 2.08% for Class I shares. Class A and Class C shares are subject to a maximum sales load of 6.50% and 1.50% imposed on purchases, respectively. For performance information current to the most recent month-end, please call toll-free 1-855-747-9559.

Portfolio Composition as of August 31, 2014

Percent of Net
Assets
Real Estate Investment Trusts - Common	87.8%
Real Estate Investment Trusts - Preferred Stocks	10.6%
Common Stocks	10.3%
Bonds & Notes	17.9%
Short-Term Investment	3.5%
Total Investment	130.1%
Liabilities in Excess of Other Assets	(30.1)%
Net Assets	100.0%
1

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014

Prinicpal ($)		Value
	BONDS & NOTES - 17.9%
	ASSET BACKED SECURITIES - 2.5%
560,738	Guggenheim Structured Real Estate Funding 2006-4 Ltd, 1.905%, 2/25/2047 +	$400,928

	COMMERCIAL MORTGAGE BACKED SECURITIES - 15.4%
200,000	Banc of America Commercial Mortgage Trust 2006-4, 5.734%, 7/10/2046 ^ +	193,869
1,250,000	Commercial Mortgage Trust 2005-GG5, 5.412%, 4/10/2037 +	1,266,711
300,000	LB-UBS Commercial Mortgage Trust 2007-CI, 5.514%, 2/15/2040 +	305,014
500,000	Morgan Stanley Capital I Trust 2006-HQ8, 5.676%, 3/12/2044 +	504,414
200,000	Morgan Stanley Capital I Trust 2007-HQ11, 5.538%, 2/12/2044 +	199,041
		2,469,049
	TOTAL BONDS & NOTES (Cost $2,877,871)	2,869,977
Shares
	COMMON STOCKS - 10.3%
	COMMERCIAL SERVICES - 4.4%
46,667	Great Ajax Corp. +	700,005

	HOME BUILDERS - 1.2%
5,030	Lennar Corp. +	197,075

	LODGING - 2.3%
4,401	Starwood Hotels & Resorts Worldwide, Inc. +	372,061

	REAL ESTATE - 2.4%
8,442	Mitsubishi Estate Co. Ltd. +	195,162
25,750	Tokyu Fudosan Holdings Corp. +	197,810
		392,972
	TOTAL COMMON STOCKS (Cost $1,615,043)	1,662,113

	PREFERRED STOCKS - 10.6%
	REAL ESTATE INVESTMENT TRUSTS - 10.6%
4,377	Campus Crest Communities, Inc., 8.000% +	112,051
3,855	Coresite Realty Corp., 7.250% +	99,652
1,051	Corporate Office Properties Trust, 7.375% +	27,841
1,930	Digital Realty Trust, Inc., 6.625% +	48,462
3,000	Digital Realty Trust, Inc., 7.375% +	78,000
3,114	EPR Properties, 6.625%+	77,414
6,173	Glimcher Realty Trust, 6.875% +	154,387
1,956	Glimcher Realty Trust, 7.500% +	51,795
1,200	Kite Realty Group Trust, 8.250% +	31,140
6,879	Northstar Realty Finance Corp., 8.500% +	173,695
10,077	Northstar Realty Finance Corp., 8.875% +	257,064

See accompanying notes to financial statements.

2

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2014

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued) - 10.6%
9,395	Pennsylvania Real Estate Investment Trust, 7.375% +	$240,803
7,872	PS Business Parks, Inc., 6.450% +	202,389
3,175	Retail Properties of America, 7.000% +	81,725
2,931	Sun Communities, Inc., 7.125% +	75,327
	TOTAL PREFERRED STOCKS (Cost $1,645,172)	1,711,745

	REAL ESTATE INVESTMENT TRUSTS - COMMON STOCKS - 87.8%
	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS - 19.6% ++ #
2,981	American Realty Capital Healthcare Trust II	71,275
318,806	Anthracite Euro CRE CDO PLC	394,796
4,839	Cole Credit Property Trust IV, Inc.	45,097
55,800	Cole Real Estate Income Strategy	953,057
37,823	Corporate Property Associates Global, Inc.	354,777
12,380	Dividend Capital Diversified Property Fund	67,100
5,641	Griffin American Healthcare ll	64,873
74,756	Inland American Real Estate Trust, Inc.	469,470
27,027	NorthStar Real Estate Income II	330,309
34,479	NorthStar Healthcare Income, Inc.	257,838
14,984	Philip Edison ARC Shopping Center REIT, Inc.	140,101
		3,148,693
	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 23.9% # ++
480,678	Charter Hall Group	449,482
314	Clarion Lion Industrials Trust	362,763
1,382	Clarion Lion Properties Fund	1,541,993
67,941	Cottonwood Residential, Inc.	873,035
40,000	Reverse Mortgage Investment Trust, Inc.	620,000
		3,847,273

	TRADED REAL ESTATE INVESTMENT TRUSTS - 44.3%
6,480	American Campus Communities, Inc. +	256,025
18,812	American Realty Capital Properties, Inc. +	247,566
56,755	Annaly Capital Management, Inc. +	675,384
24,789	Blackstone Mortgage Trust, Inc. +	720,120
759	Boston Properties, Inc. +	92,158
5,549	Campus Crest Communities, Inc. +	45,613
13,921	CBL & Associates Properties, Inc. +	264,499
32,237	Charter Hall Group +	136,255
3,615	Corio NV +	194,711
16,160	Cousins Properties, Inc. +	205,070
2,715	Derwent London PLC +	125,818
4,032	Digital Realty Trust, Inc. +	263,088
2,116	EPR Properties Trust, Inc. +	120,421
5,788	Equity Lifestyle Properties, Inc. +	264,454
1,458	Essex Property Trust, Inc. +	282,050

See accompanying notes to financial statements.

3

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2014

Shares		Value
	TRADED REAL ESTATE INVESTMENT TRUSTS (Continued) - 44.3%
3,533	Extra Space Storage, Inc. +	$186,189
107,500	Folkestone Education Trust +	187,476
71	GLP J-Reit +	85,093
3,660	HCP, Inc. +	158,588
21,056	Inland Real Estate Corp. +	219,193
2,599	Kilroy Realty Corporation +	164,387
12,535	Lexington Realty Trust +	136,381
5,005	Pebblebrook Hotel Trust +	193,894
3,862	Realty Income Corp. +	172,709
9,282	RLJ Lodging Trust +	276,696
30,700	Segro PLC +	188,656
1,751	SL Green Realty Corp. +	191,472
9,130	STAG Industrial, Inc. +	213,916
10,223	Trade Street Residential, Inc. +	71,767
5,280	Vastned Retail NV +	257,576
2,904	Ventas, Inc. +	191,025
12,950	Workspace Group PLC +	133,528
2,957	WP Carey, Inc. +	201,904
		7,123,682
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,587,973)	14,119,648

	SHORT-TERM INVESTMENT - 3.5%
570,058	Dreyfus Treasury Cash Management Institutional, 0.01%** (Cost $570,058)	570,058

	TOTAL INVESTMENTS - 130.1% (Cost $20,296,117) (a)	$20,933,541
	LIABILITIES IN EXCESS OF OTHER ASSETS - (30.1)%	(4,847,465)
	NET ASSETS - 100.0%	$16,086,076

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,353,552 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$636,524
Unrealized Depreciation:	(56,535)
Net Unrealized Appreciation:	$579,989

+	All or a portion of each of these securities may be segregated as collateral for line of credit.

^	Variable rate security. The rate shown is the effective interest rate as of August 31, 2014.

++	Illiquid security. Total illiquid securities represents 43.8% of net assets as of August 31, 2014.

#	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total Value of such securities is $6,995,966 or 43.8% of net assets.

**	Money market fund; interest rate reflects seven-day effective yield on August 31, 2014.

REITS - Real Estate Investment Trusts.

				Unfunded
		Redemption	Redemption	Commitments as of
Value	Security	Frequency	Notice (Day)	August 31, 2014
449,482	Charter Hall Group	Quarterly	90	$0
362,763	Clarion Lion Industrials Trust	Quarterly	90	$1,450,000
1,541,993	Clarion Lion Properties Fund	Quarterly	90	$0
873,035	Cottonwood Residential, Inc.	Annual	IPO (2)	$0
620,000	Reverse Mortgage Investment Trust, Inc.	N/A	2015(3)	$0

(1)	The fair values of these investments have been estimated using the net asset value per share of the investments and adjusted as necessary for any changes in market conditions.

(2)	Redemption eligible after completion of the Initial Price Offering (IPO).

(3)	Redemption eligible in 2015, still in the offering period.

See accompanying notes to financial statements.

4

Resource Real Estate Diversified Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2014

ASSETS
Investment in Securities at Value (identified cost $20,296,117)	$20,933,541
Foreign cash (Cost $125,090)	124,995
Receivable for Fund Shares Sold	120,346
Receivable for Securities Sold	67,477
Dividends and Interest Receivable	52,406
Prepaid Expenses and Other Assets	33,966
TOTAL ASSETS	21,332,731

LIABILITIES
Line of Credit Payable	4,501,681
Payable for Investments Purchased	579,102
Fees Payable to Other Affiliates	148,872
Distribution (12b-1) Fees Payable	11,949
Investment Advisory Fees Payable	4,489
Accrued Expenses and Other Liabilities	562
TOTAL LIABILITIES	5,246,655
NET ASSETS	$16,086,076

Net Assets Consist Of:
Paid-in-Capital	$15,428,824
Distributions in Excess of Net Investment Loss	(86,414)
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	106,165
Net Unrealized Appreciation on Investments and Foreign Currency Translations	637,501
NET ASSETS	$16,086,076

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$15,614,186
Shares of Beneficial Interest Outstanding ($0.01 Par Value, Unlimited Shares Authorized)	1,522,458
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$10.26
Maximum Offering Price Per Share (Maximum Sales Charge of 6.50%)	$10.97

Class C Shares:
Net Assets	$471,870
Shares of Beneficial Interest Outstanding ($0.01 Par Value, Unlimited Shares Authorized)	46,050
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$10.25
Maximum Offering Price Per Share (Maximum Sales Charge of 1.50%)	$10.41

Class I Shares:
Net Assets	$20
Shares of Beneficial Interest Outstanding ($0.01 Par Value, Unlimited Shares Authorized)	2
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering Price and Redemption Price Per Share	$10.26	*

*	Nav may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

5

Resource Real Estate Diversified Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2014

INVESTMENT INCOME
Dividends	$325,404
Interest	42,247
Less: Foreign Withholding Taxes	(4,514)
TOTAL INVESTMENT INCOME	363,137

EXPENSES
Investment Advisory Fees	66,885
Distribution (12b-1) Fees:
Class A Shares	13,348
Registration Fees	22,439
Interest Expense	18,671
Professional Fees	17,452
Administrative Services Fees	17,352
Transfer Agent Fees	15,106
Accounting Services Fees	11,966
Insurance Expense	8,976
Trustees Fees and Expenses	8,736
Custodian Fees	3,822
Printing and Postage Expenses	1,995
Non 12b-1 Shareholder Servicing	182
Other Expenses	997
TOTAL EXPENSES	207,927
Less: Fees Waived by the Adviser	(82,121)
NET EXPENSES	125,806
NET INVESTMENT GAIN	237,331

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized Gain from:
Investments	68,096
Foreign Currency Transactions	39,618
Total Net Realized Gain	107,714

Net Change in Unrealized Appreciation on:
Investments	547,151
Foreign Currency	86
Total Net Change in Unrealized Appreciation	547,237

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	654,951

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$892,282

See accompanying notes to financial statements.

6

Resource Real Estate Diversified Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31,	Period Ended
	2014 (b)	February 28,
	(Unaudited)	2014 (a)
FROM OPERATIONS
Net Investment Gain	$237,331	$38,817
Net Realized Gain on Investments and Foreign Currency Transactions	107,714	2,690
Net Change in Unrealized Appreciation on Investments and
Foreign Currency Translations	547,237	90,264
Net Increase in Net Assets Resulting From Operations	892,282	131,771

DISTRIBUTIONS TO SHAREHOLDERS
From Net Realized Gains:
Class A Shares	—	(451)
From Net Investment Income:
Class A Shares	(307,183)	(59,167)
From Return of Capital
Class A Shares	—	(7,984)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(307,183)	(67,602)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds From Shares Sold:
Class A Shares	10,195,030	4,609,647
Class C Shares	469,255	—
Class I Shares	30	—
Distributions Reinvested:
Class A Shares	112,042	61,832
Payments for Shares Redeemed:
Class A Shares	(98,311)	(12,697)
Class C Shares	(10)	—
Class I Shares	(10)	—
Net Increase in Net Assets Resulting From Shares of Beneficial Interest	10,678,026	4,658,782

TOTAL INCREASE IN NET ASSETS	11,263,125	4,722,951

NET ASSETS
Beginning of Period	4,822,951	100,000
End of Period	$16,086,076	$4,822,951
Distributions in Excess of Net Investment Income	$(86,414)	$(16,562)

(a)	The Resource Real Estate Diversified Income Fund Class A Shares commenced operations on March 12, 2013.

(b)	The Resource Real Estate Diversified Income Fund Class C Shares and Class I Shares commenced operations on August 1, 2014.

See accompanying notes to financial statements.

7

Resource Real Estate Diversified Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31,	Period Ended
	2014 (b)	February 28,
	(Unaudited)	2014 (a)
SHARE ACTIVITY
Class A Shares:
Shares Sold	1,026,276	479,602
Shares Reinvested	11,292	6,600
Shares Redeemed	(98,311)	1,356
Net increase (decrease) in shares of beneficial interest outstanding	939,257	(3,765)

Class C Shares:
Shares Sold	46,051	—
Shares Redeemed	(1)	—
Net increase in shares of beneficial interest outstanding	46,050	—

Class I Shares:
Shares Sold	3	—
Shares Redeemed	(1)	—
Net increase in shares of beneficial interest outstanding	2	—

(a)	The Fund’s Class A shares commenced operations on March 12, 2013.

(b)	The Fund’s Class C shares and Class I shares commenced operations on August 1, 2014.

See accompanying notes to financial statements.

8

Resource Real Estate Diversified Income Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the six months ended August 31, 2014

Cash flows from operating activities:
Net increase in net assets resulting from operations	$892,282
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(17,959,104)
Proceeds from sales	2,739,849
Net realized gain from investments	(68,096)
Net realized loss from foreign currency	86
Net unrealized (appreciation)/depreciation from investments and foreign currency translations	(547,237)

Changes in assets and liabilities (Increase)/Decrease in assets:
Receivable for Securities Sold	(67,477)
Receivable for Fund Shares Sold	81,198
Dividends and Interest Receivable	(40,128)
Deferred Offering Costs	5,567
Prepaid Expenses and Other Assets	(41,259)
Increase/(Decrease) in liabilities:
Payable to Securities Purchased	178,939
Payable to Investment Adviser	181,380
Payable to Affiliates	(7,763)
Organizational Expenses	(23,302)
Accrued Shareholder Servicing Fee	11,260
Accrued Expenses and Other Liabilities	(20,669)
Net cash used in operating activities	(14,684,474)

Cash flows from financing activities:
Increase in Line of Credit	4,437,568
Proceeds from shares sold	10,664,315
Payment on shares redeemed	(98,331)
Cash distributions paid	(195,141)
Net cash provided by financing activities	14,808,411

Net increase in cash	123,937
Cash at beginning of period	1,058
Cash at end of period	124,995

Supplemental disclosure of non-cash activity:
Noncash financing activities not included herein consists of reinvestment of dividends	$112,042

See accompanying notes to financial statements.

9

Resource Real Estate Diversified Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	August 31,
	2014	Period Ended
Class A Shares	(Unaudited)	February 28, 2014 (a)
Net asset value, beginning of period	$9.75	$10.00

Activity from investment operations:
Net investment income (b)	0.22	0.24
Net realized and unrealized gain (loss) on investments	0.60	(0.06	) (g)
Total from investment operations	0.82	0.18

Less distributions from:
Net investment income	(0.31)	(0.39)
Net realized gains	—	(0.00	) (f)
From return of capital	—	(0.04)
Total distributions	(0.31)	(0.43)
Net asset value, end of period	$10.26	$9.75

Total return (c)	8.53%	2.03%

Net assets, at end of period (000s)	$15,614	$4,823

Ratio to average net assets (including interest expense):
Expenses, Gross(d)	3.87%	24.79%
Expenses, Net of Reimbursement (d)	2.34%	2.32%
Ratio to average net assets (excluding interest expense):
Expenses, Gross(d)	3.52%	24.46%
Expenses, Net of Reimbursement (d)	1.99%	1.99%
Ratio of net investment income to average net assets (d)	4.41%	2.54%

Portfolio Turnover Rate (e)	20%	4%

(a)	The Fund’s Class A shares commenced operations on March 12, 2013.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d)	Annualized for periods less than one year.

(e)	Not annualized.

(f)	Amount is less than $0.01.

(g)	Realized and unrealized losses per share does not correlate to the aggregate of the net realized and unrealized gains on the Statement of Operations for the period ended February 28, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

See accompanying notes to financial statements.

10

Resource Real Estate Diversified Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Period Ended
August 31,
2014
Class C Shares	(Unaudited) (a)
Net asset value, beginning of period	$10.06

Activity from investment operations:
Net investment Income(b)	0.02
Net realized and unrealized gain on investments	0.17
Total from investment operations	0.19

Net asset value, end of period	$10.25

Total return (c)	1.89%

Net assets, at end of period (000s)	$472

Ratio to average net assets (including interest expense):
Expenses, Gross(d)	3.59%
Expenses, Net of Reimbursement (d)	3.43%
Ratio to average net assets (excluding interest expense):
Expenses, Gross(d)	2.89%
Expenses, Net of Reimbursement (d)	2.74%
Ratio of net investment income to average net assets (d)	2.56%
Portfolio Turnover Rate (e)	20%

(a)	The Fund’s Class C shares commenced operations on August 1, 2014.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d)	Annualized for periods less than one year.

(e)	Not annualized.

See accompanying notes to financial statements.

11

Resource Real Estate Diversified Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Period Ended
August 31,
2014 (a)
Class I Shares	(Unaudited)
Net asset value, beginning of period	$10.06

Activity from investment operations:
Net investment income (b)	0.03
Net realized and unrealized gain on investments	0.17
Total from investment operations	0.20

Net asset value, end of period	$10.26

Total return (c)	1.99%

Net assets, at end of period	$20 (f)

Ratio to average net assets (including interest expense):
Expenses, Gross(d)	1.51%
Expenses, Net of Reimbursement (d)	1.51%
Ratio to average net assets (excluding interest expense):
Expenses, Gross(d)	1.74%
Expenses, Net of Reimbursement (d)	1.74%
Ratio of net investment income to average net assets (d)	3.28%
Portfolio Turnover Rate (e)	20%

(a)	The Fund’s Class I shares commenced operations on August 1, 2014.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(d)	Annualized for periods less than one year.

(e)	Not annualized.

(f)	Actual net assets, not truncated.

See accompanying notes to financial statements.

12

Resource Real Estate Diversified Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2014

1.	ORGANIZATION

Resource Real Estate Diversified Income Fund (the “Trust” or the “Fund”) was organized as a Delaware statutory trust on August 1, 2012 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The Fund’s primary investment objective is to produce current income, with a secondary objective to achieve a long-term capital appreciation with moderate volatility and low to moderate correlation to the broader equity markets. The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of assets (defined in net assets plus the amount of any borrowing for investment purposes) in real estate and real estate related industry securities, primarily in income producing equity and debt securities. The Fund commenced operations on March 12, 2013.

The Fund currently offers Class A, Class C and Class I shares. Class A shares commenced operations on March 12, 2013 while Class C and Class I shares commenced operations on August 1, 2014. Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 6.50%. Class C shares are offered at net asset value plus a maximum sales charge of 1.50%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (NAV).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

13

Resource Real Estate Diversified Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2014

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

Valuation of Private REITS – The Fund invests a significant portion of its assets in Private Real Estate Investment Trusts (“Private REITs”). The Private REITs measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private REITs at their respective NAVs at each quarter. For non calendar quarter days, the Valuation Committee estimates the fair value of each Private REIT by adjusting the most recent NAV for each REIT, as necessary, by the change in a relevant benchmark that the Valuation Committee has deemed to be representative of the entire Private REIT market.

Valuation of Public Non-Traded REITs – The Fund invests a significant portion of its assets in Public Non-Traded Real Estate Investment Trusts (“Public Non-Traded REITs”). The Public Non-Traded REITs do not timely report periodic NAVs and therefore cannot be valued using the practical expedient. The Valuation Committee determines the fair value of Public Non-Traded REITs by considering various factors such as the most recent published NAV, the transaction price, secondary market trades, shareholder redemption and dividend reinvestment programs, discounted cash flows and potentially illiquidity discounts.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2014 for the Fund’s assets and liabilities measured at fair value:

14

Resource Real Estate Diversified Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2014

Assets*	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$2,869,977	$—	2,869,977
Common Stocks	1,662,113	—	—	1,662,113
Preferred Stocks	1,711,745	—	—	1,711,745
Real Estate Investment Trusts	7,123,682	—	6,995,966	14,119,648
Short-Term Investment	570,058	—	—	570,058
Total	$11,067,598	$2,869,977	$6,995,966	$20,933,541

*	Refer to the Portfolio of Investments for industry classifications.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Real Estate
Investment Trusts
Beginning Balance	$1,451,820
Total realized gain (loss)	—
Appreciation (Depreciation)	150,025
Cost of Purchases	5,394,121
Proceeds from Sales	—
Accrued Interest	—
Net transfers in/out of level 3	—
Ending Balance	$6,995,966

Significant unobservable valuation inputs for material Level 3 investments as of August 31, 2014, are as follows:

	Fair Value at	Valuation
	8/31/2014	Technique	Unobservable Input	Range (Weighted Average)

Private Real Estate		Net Asset Value adjusted as necessary
Investment Trusts	$3,847,273	for any changes in market conditions	N/A	N/A

Non-Traded Real Estate
Investment Trusts	$3,148,693	Transaction Data	Secondary Market Prices	$5.00 - $10.10
		Discounted Cash Flows	Weighting of Transaction Prices by Volume (a)	20%
			Discounted Rate	3% - 14%

(a)	Represents amounts used when the reporting entity has determined that market participant would use such multiples when pricing the investments.

A change to the unobservable input may result in a significant change to the value of the investment as follows:

	Impact to Value if	Impact to Value if
Unobservable Input	Input Increases	Input Decreases
Secondary Market Prices	Increase	Decrease
Weighting Transaction
Prices by Volume	Increase	Decrease
Discounted Rate	Decrease	Increase

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

15

Resource Real Estate Diversified Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2014

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years (2014) or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Distributions to Shareholders – Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to an investment advisory agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Resource Real Estate, Inc. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Fund. For the six months ended August 31, 2014, the Adviser earned advisory fees of $66,885.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, (including all organization and offering expenses, but excluding interest, brokerage commissions and extraordinary expenses) at least until June 30, 2015, so that the total annual operating expenses of the Fund do not exceed 1.99% per annum of Class A average daily net assets, 2.74% per annum of Class C average daily net assets, and 1.74% per annum of Class I average daily net assets. Fee waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the six months ended August 31, 2014, the Adviser waived fees and reimbursed expenses of $82,121, all of which are available to be recouped by the Adviser until February 28, 2018 and $28,487 from the seed audit is recoupable thru March 8, 2017. As of August 31, 2014, cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $343,290, and will expire on February 28, 2017.

16

Resource Real Estate Diversified Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2014

Pursuant to separate servicing agreements with Gemini Fund Services (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Services Plan, the Fund’s Class A and Class C shares are subject to a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to that share class. For the six months ended August 31, 2014, the Fund incurred shareholder servicing fees of $0. In addition, Class C shares pays to the Distributor a distribution fee that accrues at an annual rate equal to 0.75% of the Fund’s average daily net assets attributable to Class C shares and is payable on a quarterly basis. Class A and Class I shares are not currently subject to a distribution fee. For the six months ended August 31, 2014, the Fund accrued $13,348 in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. For the six months ended August 31, 2014, the Distributor received $247,285 in underwriting commissions for sales of the Fund’s shares, of which $38,810 was retained by the principal underwriter.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a quarterly fee of $1,250, as well as reimbursement for any reasonable expenses incurred attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended August 31, 2014 amounted to $20,303,374 and $2,707,187, respectively.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

Period Ended
February 28, 2014
Ordinary Income	$55,211
Long-Term Capital Gain	4,407
Return of Capital	7,984
$67,602

As of February 28, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$—	$(1,544)	$73,697	$72,153
17

Resource Real Estate Diversified Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
August 31, 2014

The difference between book basis and tax basis distributable earnings and unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies and forward foreign currency contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $1,544.

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/(losses), adjustments for passive foreign investment companies, and the reclass of Fund distributions resulted in reclassification for the period ended February 28, 2014 as follows:

Undistributed	Accumulated
Net Investment	Net Realized
Income (Loss)	Gains (Loss)
$3,788	$(3,788)

6.	BANK LINE OF CREDIT

The Fund has a secured $25,000,000 bank line of credit through BNP Paribas Prime Brokerage International, Ltd. (“the Bank”) for purpose of investment purchases subject to the limitations of the 1940 Act for borrowings.

The Fund has until June 1, 2015 to pay back the line of credit. Borrowings under this arrangement bear interest at the lender’s 3 month LIBOR plus 95 basis points at the time of borrowing. During the six months ended August 31, 2014, the Fund incurred $18,671 of interest expense related to the borrowings. Average borrowings and the average interest rate during the six months ended August 31, 2014 were $3,014,148 and 1.18%, respectively. The largest outstanding borrowing during the six months ended August 31, 2014 was $4,680,835. As of August 31, 2014, the Fund had $4,501,681 of outstanding borrowings.

As collateral security for the bank line of credit, the Fund grants the Bank a first position security interest in and lien on all securities of any kind or description held by the Fund. As of August 31, 2014, the Fund had $13,367,517 in securities pledged as collateral for the line of credit.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Fund’s Board of Trustees declared the following distributions:

Fund	Dividend Per Share	Record Date	Payable Date
Resource Real Estate Diversified Income Fund - Class A	$0.1530	9/26/2014	9/29/2014
Resource Real Estate Diversified Income Fund - Class C	$0.1515	9/26/2014	9/29/2014

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

18

Resource Real Estate Diversified Income Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
August 31, 2014

As a shareholder of the Fund you incur transaction costs, including sales loads and ongoing costs, including management fees, shareholder service fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During the Period*+	During Period**
	(3/1/14)	(8/31/14)	(3/1/14 to 8/31/14)	(3/1/14 to 8/31/14)
Actual
Class A	$1,000.00	$1,085.00	$10.46	1.99%
Class C	$1,000.00	$1,018.90	$2.27	2.74%
Class I	$1,000.00	$1,018.90	$1.44	1.74%
Hypothetical (5% return before
expenses)
Class A	$1,000.00	$1,015.17	$10.11	1.99%
Class C	$1,000.00	$1,011.39	$13.89	2.74%
Class I	$1,000.00	$1,016.43	$8.84	1.74%

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six-month period ended August 31, 2014).

**	Annualized

+	Class C and Class I shares commenced operations on August 1, 2014 therefore their expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (30) divided by the number of days in the fiscal year (365).
19

PRIVACY notice

Rev. 5/2014

FACTS	WHAT DOES RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■       Social Security number                                           ■       Purchase History

■       Assets                                                                      ■       Account Balances

■       Retirement Assets                                                   ■       Account Transactions

■       Transaction History                                                ■       Wire Transfer Instructions

■       Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Resource Real Estate Diversified Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Resource Real Estate Diversified Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-747-9559

20

Rev. June 2011

Who we are
Who is providing this notice?	Resource Real Estate Diversified Income Fund
What we do
How does Resource Real Estate Diversified Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Resource Real Estate Diversified Income Fund collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

  Federal law gives you the right to limit only

■      Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■     Affiliates from using your information to market to you

■     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Resource Real Estate Diversified Income Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies

■       Resource Real Estate Diversified Income Fund does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Resource Real Estate Diversified Income Fund doesn’ jointly market.

21

Investment Adviser

Resource Real Estate, Inc.
One Crescent Drive, Suite 203
Philadelphia, PA 19112

Distributor

Northern Lights Distributor, LLC
17605 Wright Street Suite 2
Omaha, NE 68130

Legal Counsel

Thompson Hine LLC
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm

 BBD, LLP

1835 Market Street, 26th Floor
Philadelphia, PA 19103

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9559 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-747-9559.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Resource Real Estate Diversified Income Fund

By (Signature and Title)

/s/ Alan Feldman

       Alan Feldman, President

Date

11/10/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Alan Feldman

      Alan Feldman, President

Date

11/10/14

By (Signature and Title)

/s/ Steven R. Saltzman

      Steven R. Saltzman, Treasurer

Date

11/10/14